Supplemental information on oil and gas activities (Schedule of Results of Operations for Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	$ 393,692	$ 628,907	$ 601,161
Production costs, excluding depreciation
Operating costs	(89,197)	(104,388)	(102,424)
Royalties	(35,875)	(64,576)	(71,836)
Total production costs	(125,072)	(168,964)	(174,260)
Exploration expenses	(64,488)	(31,146)	(35,931)
Accretion expense	(4,276)	(3,650)	(3,423)
Impairment loss reversal for non-financial assets	(99,889)	(7,559)	4,982
Depreciation, depletion and amortization	(106,164)	(99,984)	(90,088)
Results of operations before income tax	(6,197)	317,604	302,441
Income tax benefit (expense)	(24,861)	(109,904)	(117,666)
Results of oil and gas operations	(31,058)	207,700	184,775
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	334,606	538,917	497,870
Production costs, excluding depreciation
Operating costs	(61,866)	(60,545)	(55,823)
Royalties	(30,453)	(56,399)	(62,710)
Total production costs	(92,319)	(116,944)	(118,533)
Exploration expenses	(12,493)	(10,921)	(23,953)
Accretion expense	(670)	(813)	(892)
Impairment loss reversal for non-financial assets	0		11,531
Depreciation, depletion and amortization	(56,720)	(44,906)	(41,850)
Results of operations before income tax	172,404	365,333	324,173
Income tax benefit (expense)	(55,169)	(120,585)	(119,944)
Results of oil and gas operations	117,235	244,748	204,229
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	21,704	32,336	37,359
Production costs, excluding depreciation
Operating costs	(9,491)	(18,608)	(20,426)
Royalties	(753)	(1,181)	(1,473)
Total production costs	(10,244)	(19,789)	(21,899)
Exploration expenses	(50,301)	(126)	(6,855)
Accretion expense	(1,358)	(1,283)	(1,105)
Impairment loss reversal for non-financial assets	(81,967)		(6,549)
Depreciation, depletion and amortization	(32,233)	(34,344)	(27,298)
Results of operations before income tax	(154,399)	(23,206)	(26,347)
Income tax benefit (expense)	23,160	3,481	3,952
Results of oil and gas operations	(131,239)	(19,725)	(22,395)
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	12,783	23,049	30,053
Production costs, excluding depreciation
Operating costs	(2,827)	(4,098)	(5,965)
Royalties	(1,049)	(1,855)	(2,820)
Total production costs	(3,876)	(5,953)	(8,785)
Exploration expenses	(1,000)	(6,152)	(2,846)
Accretion expense	(867)	(832)	(918)
Impairment loss reversal for non-financial assets	(1,717)
Depreciation, depletion and amortization	(2,488)	(6,200)	(10,278)
Results of operations before income tax	2,835	3,912	7,226
Income tax benefit (expense)	(964)	(1,330)	(2,457)
Results of oil and gas operations	1,871	2,582	4,769
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	24,599	34,605	35,879
Production costs, excluding depreciation
Operating costs	(15,013)	(21,137)	(20,210)
Royalties	(3,620)	(5,141)	(4,833)
Total production costs	(18,633)	(26,278)	(25,043)
Exploration expenses	(694)	(13,947)	(2,277)
Accretion expense	(1,381)	(722)	(508)
Impairment loss reversal for non-financial assets	(16,205)	(7,559)	0
Depreciation, depletion and amortization	(14,723)	(14,534)	(10,662)
Results of operations before income tax	(27,037)	(28,435)	(2,611)
Income tax benefit (expense)	8,112	8,530	783
Results of oil and gas operations	$ (18,925)	$ (19,905)	$ (1,828)